Earnings Per Share - Details of Earnings Per Share (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share
Earnings attributable to owners of the parent from continuing operations	$ 723.0	$ 161.6	$ (348.2)
Weighted average number of shares issued continuing operations	878,661,474	827,386,603	821,532,707
Diluted earnings per share
Profit/(loss) from continuing operations	$ 719.3	$ 161.6	$ 348.2
Diluted weighted average number of shares issued continuing operations	889,841,717	839,234,102	832,465,491
Net profit/(loss) attributable to owners of the parent has been adjusted by the following to arrive to dilutive profit or loss attributable to parent owner
South Deep minority interest at 10%	10.00%
Headline earnings per share
Headline weighted average number of ordinary shares, continuing operation	878,661,474	827,386,603	821,532,707
Headline earnings	$ 729.3	$ 162.7	$ 60.6
Diluted headline earnings per share
Diluted Headline earnings	$ 725.6	$ 162.7	$ 60.6
Diluted headline weighted average number of ordinary shares, continuing operation	889,841,717	839,234,102	832,465,491
Headline Earnings Has Been Adjusted By The Following To Arrive Dilutive Headline Earnings [Abstract]
South Deep minority interest at 10%	10.00%